Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes
Schedule of domestic and foreign pre-tax income

($ in thousands)	2021	2020	2019
Domestic	15,035	22,711	39,158
Foreign	(74,478)	187,528	170,530
Income (loss) before income taxes	(59,443)	210,239	209,688

Schedule of reconciliation of taxes from statutory rate to the income tax (benefit) on pre-tax income (loss)

($ in thousands)	2021	2020	2019
Statutory rate	-	-	-
Foreign rate differential	(9,433)	41,362	(3,604)
Compensation	5,554	1,451	-
Valuation allowance	14,971	(7,810)	12,979
Non-deductible interest	-	-	-
Withholding tax	49	238	534
Non-deductible taxes	-	415	78
Prior period adjustments	1,763	(670)	2,334
Impairment	(39)	955	693
Non-taxable Income	(15,541)	-	-
Other, net	(339)	996	403
(Benefit from)/provision for income taxes	(3,015)	36,937	13,417

Schedule of foreign income tax rate differential

($ in thousands)	2021	2020	2019
US subsidiaries at statutory tax rate	(23,703)	45,700	(4,051)
Singapore subsidiaries at statutory tax rate	140	8	(335)
Irish subsidiaries at statutory tax rate	584	(936)	2,588
UK Subsidiaries at statutory tax rate	13,535	(3,410)	(1,806)
Other	11	-	-
Total	(9,433)	41,362	(3,604)

Schedule of provision (benefit) for income taxes

(S in thousands)	2021	2020	2019

Current
Domestic (Guernsey)	50	239	424
Foreign - US federal & state	(984)	2,151	(83)
Foreign - other	(952)	45	3,671
Total current (benefit from)/provision for income taxes	(1,886)	2,435	4,012

Deferred
Domestic (Guernsey)	-	-	-
Foreign - US federal & state	(2,753)	34,499	9,476
Foreign - other	1,624	3	(71)
Total deferred income tax (benefit from)/provision for	(1,129)	34,502	9,405

(Benefit from)/provision for income taxes	(3,015)	36,937	13,417

Schedule of deferred tax assets and liabilities

($ in thousands)	2021	2020
Deferred tax assets:
Compensation and benefit accruals not currently deductible	8,602	6,945
Net operating loss carryforwards	3,177	1,164
Non-deductible and excess interest	17,237	4,605
Unrealized loss	6,530	1,469
Acquisition costs	515	567
Capital lease	164	836
Other	1,003	948
Total deferred tax assets	37,228	16,534

Deferred tax liabilities:
Compensation and benefit accruals not currently deductible	40	-
Depreciation and amortization	(405)	(541)
Goodwill	(7,952)	(5,493)
Unrealized gain	(31,005)	(27,805)
Total deferred tax liabilities	(39,322)	(33,839)
Net deferred tax position	(2,094)	(17,305)
Valuation allowance	(20,717)	(7,181)
Net deferred tax liabilities	(22,811)	(24,486)